Share-Based Compensation (Details) - Summary of Stock Option Activity - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Summary of Stock Option Activity [Abstract]
Number of shares, Outstanding (in Shares)	10,387,522	3,945,354	5,231,891
Weighted average exercise price, Outstanding	$ 0.35	$ 2.58	$ 2.86
Weighted average remaining contractual term, Outstanding	8 years 11 months 12 days	3 years 5 months 12 days	5 years 3 months
Aggregate intrinsic value, Outstanding (in Dollars)	$ 0	$ 124	$ 404
Weighted average fair value, Outstanding	$ 0.12	$ 2.06	$ 2.36
Number of shares, Granted (in Shares)	9,511,720
Weighted average exercise price, Granted	$ 0.23
Weighted average fair value, Granted	$ 0.01
Weighted average remaining contractual term, Granted
Aggregate intrinsic value, Granted (in Dollars)
Number of shares, Exercisable (in Shares)
Weighted average exercise price, Exercisable
Weighted average remaining contractual term, Exercisable
Aggregate intrinsic value, Exercisable (in Dollars)
Weighted average fair value, Exercisable
Number of shares, Exercised (in Shares)	(37,741)	(53,488)
Weighted average exercise price, Exercised	$ 0.1	$ 0.6
Weighted average fair value, Exercised	$ 0.17	$ 2.26
Weighted average remaining contractual term, Exercised
Number of shares, Forfeited (in Shares)	(3,031,811)	(1,233,050)
Weighted average exercise price, Forfeited	$ 3.4	$ 1.31
Weighted average fair value, Forfeited	$ 3.44	$ 0.86
Weighted average remaining contractual term, Forfeited
Aggregate intrinsic value, Forfeited (in Dollars)